Accounting pronouncements recently adopted - Schedule of Effects of Adopting New Revenue Standard (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Current assets
Accounts receivable, net (notes 6 and 19(c))	$ 82,399	$ 46,806
Contract assets	10,673	21,572
Unbilled revenue	9,807	0
Total current assets	130,379	88,858
Other assets (note 10)	10,204	5,599
Investments in affiliates and joint ventures (note 13(a))	11,788	0
Total Assets	689,800	383,644
Current liabilities
Contract liabilities	4,032	824
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	0
Total current liabilities	148,895	77,585
Deferred tax liabilities (note 11)	44,787	38,157
Total Liabilities	539,585	237,720
Shareholders' Equity
Deficit	(113,917)	(127,162)
Shareholders' equity attributable to common shareholders	149,721	145,924
Total Liabilities and Equity	689,800	383,644
Revenue (note 19)	410,061	292,557
Project costs	152,943	116,346
Gross profit	69,076	39,647
Operating income before the undernoted	29,980	13,407
Share of total comprehensive income	(60)	0
Income before income taxes	21,417	6,468
Comprehensive income	15,321	5,264
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	15,321	5,264
Deferred income tax expense (note 11)	6,096	1,204
Net changes in non-cash working capital (note 23(b))	14,178	(7,029)
Total operating activities	109,371	49,745
Increase (decrease) in cash	11,322	$ (5,480)
Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adoption of accounting standards (note 3(a))			$ (45)
Adjustments | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adoption of accounting standards (note 3(a))			$ (45)
Current assets
Accounts receivable, net (notes 6 and 19(c))	(9,809)
Contract assets	(10,673)
Unbilled revenue	22,421
Total current assets	1,939
Other assets (note 10)	(1,636)
Investments in affiliates and joint ventures (note 13(a))	168
Total Assets	471
Current liabilities
Contract liabilities	(4,032)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	4,032
Total current liabilities	0
Deferred tax liabilities (note 11)	127
Total Liabilities	127
Shareholders' Equity
Deficit	344
Shareholders' equity attributable to common shareholders	344
Total Liabilities and Equity	471
Revenue (note 19)	1,940
Project costs	1,637
Gross profit	303
Operating income before the undernoted	303
Share of total comprehensive income	(168)
Income before income taxes	471
Comprehensive income	344
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	344
Deferred income tax expense (note 11)	127
Net changes in non-cash working capital (note 23(b))	(471)
Total operating activities	0
Increase (decrease) in cash	0
Balances without adoption of Topic 606
Current assets
Accounts receivable, net (notes 6 and 19(c))	72,590
Contract assets	0
Unbilled revenue	22,421
Total current assets	132,318
Other assets (note 10)	8,568
Investments in affiliates and joint ventures (note 13(a))	11,956
Total Assets	690,271
Current liabilities
Contract liabilities	0
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	4,032
Total current liabilities	148,895
Deferred tax liabilities (note 11)	44,914
Total Liabilities	539,712
Shareholders' Equity
Deficit	(113,573)
Shareholders' equity attributable to common shareholders	150,065
Total Liabilities and Equity	690,271
Revenue (note 19)	412,001
Project costs	154,580
Gross profit	69,379
Operating income before the undernoted	30,283
Share of total comprehensive income	(228)
Income before income taxes	21,888
Comprehensive income	15,665
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	15,665
Deferred income tax expense (note 11)	6,223
Net changes in non-cash working capital (note 23(b))	13,707
Total operating activities	109,371
Increase (decrease) in cash	$ 11,322